Income tax benefit/(expense) (Tables)	6 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense/(Benefit)

	Six Months Ended December 31,
(in U.S. dollars, in thousands)	2023	2022
Income tax (benefit)/expense
Current tax
Current tax	—	—
Total current tax (benefit)/expense	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	22	—
(Decrease)/increase in deferred tax liabilities	(124)	(126)
Total deferred tax (benefit)/expense	(102)	(126)
Income tax (benefit)/expense	(102)	(126)

Summary of Deferred Tax Assets Not Brought to Account

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	134,682	125,728
Other temporary differences
Potential tax benefit at local tax rates	13,797	12,318
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	151,699	141,266